Significant Accounting Policies (Details) - Schedule of Class A Ordinary Shares Subject to Redemption - Class A Ordinary Shares Subject to Redemption [Member] - USD ($)	6 Months Ended	10 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of class A ordinary shares subject to redemption [Line Items]
Gross proceeds		$ 250,000,000
Less:
Proceeds allocated to Public Warrants		(2,087,500)
Class A ordinary shares issuance cost		(18,183,179)
Plus:
Accretion of carrying value to redemption value	$ 6,739,277	29,242,197
Class A Ordinary Shares subject to possible redemption, December 31, 2023	$ 265,710,795	$ 258,971,518